Related Party Transactions - Additional Information (Details) - USD ($)			2 Months Ended	3 Months Ended				8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 28, 2021	Sep. 23, 2021	Sep. 29, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 28, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Aug. 28, 2023	Jul. 25, 2023	Jun. 26, 2023	May 25, 2023	Apr. 27, 2023	Mar. 28, 2023	Feb. 27, 2023	Jan. 25, 2023	Dec. 27, 2022	Nov. 28, 2022	Oct. 26, 2022	Sep. 26, 2022
Related Party Transaction Line Items
Repayments of related party debt										$ 133,465
Proceeds from issuance of unit	$ 225,400,000									$ 25,000
Sale of stock price per unit	$ 10							$ 10
Number of shares of common stock per unit		1
Exercise price of warrants		$ 11.5					$ 11.5				$ 11.5
Period after business combination when warrants become exercisable											30 days
Warrants exercisable expiration period after completion of business combination											5 years
Redemption price per warrant							0.01				$ 0.01
Minimum period of prior written notice of redemption of warrants											30 days
Minimum price per share required for redemption of warrants							18				$ 18
Holding period of shares for completion of initial business combination									6 months		6 months
Period after completion of business combination to allow transfer of shares									30 days		30 days
Warrants transfer restrictions period following consummation of business combination									1 year		1 year
Common stock, par value		$ 0.0001		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Note Payable to related party				$ 1,078,977			$ 257,492		$ 1,078,977		$ 257,492
Debt discount on note payable to related party				62,257					186,369		54,034
Working Capital Note
Related Party Transaction Line Items
Principal amount				$ 1,065,000			$ 260,000		$ 1,065,000		$ 260,000		$ 65,000	$ 130,000		$ 65,000	$ 130,000	$ 350,000
Conversion price				$ 10			$ 10		$ 10		$ 10
Note Payable to related party				$ 1,078,977					$ 1,078,977
Fair value, option, aggregate differences							$ 2,508				$ 2,508
Fair value, option, aggregate differences				13,039					16,485
Extension Notes
Related Party Transaction Line Items
Principal amount												$ 100,000	100,000	100,000	$ 100,000	100,000	100,000
Fair value, option, aggregate differences				$ 1,560,000			$ 640,000		1,560,000		$ 640,000
Debt instrument average market discount rate				9.20%	10.20%	23.40%	26.60%				26.60%
Debt discount on reduction to carrying principle amount									240,403		$ 54,034
Debt discount on note payable to related party									1,497,263		603,880
Total interest expenses				$ 60,572					159,752		17,914
Unamortized debt discount				$ 62,737			$ 36,120		$ 62,737		$ 36,120
Maximum
Related Party Transaction Line Items
Exercise price of warrants							$ 9.2				$ 9.2
Period after initial business combination to allow transfer of shares									90 days		90 days
Private Placement
Related Party Transaction Line Items
Proceeds from issuance of unit	$ 6,900,000
Sale of units description									Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant		Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
Private Placement | Working Capital Note
Related Party Transaction Line Items
Sale of units in private placement									106,500		26,000
Insider Shares Grant Agreements
Related Party Transaction Line Items
Effective date of grant award agreement									Sep. 23, 2021		Sep. 23, 2021
Common Stock
Related Party Transaction Line Items
Stock price threshold that allows transfer of shares									$ 11.5		$ 11.5
Common Stock | Maximum
Related Party Transaction Line Items
Exercise price of warrants				$ 9.2			$ 9.2		$ 9.2		$ 9.2
Common Stock | Private Placement
Related Party Transaction Line Items
Number of shares of common stock per unit				1			1		1		1
Common stock, par value				$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001
Warrants
Related Party Transaction Line Items
Sale of units description									Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).		Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable									30 days		30 days
Period after offering when warrants become exercisable									12 months		12 months
Warrants exercisable expiration period after completion of business combination									5 years		5 years
Net cash settlement value of warrants									$ 0		$ 0
Redemption price per warrant				0.01			0.01		$ 0.01		$ 0.01
Minimum period of prior written notice of redemption of warrants									30 days		30 days
Minimum price per share required for redemption of warrants				$ 18			$ 18		$ 18		$ 18
Warrants | Private Placement
Related Party Transaction Line Items
Number of shares of common stock per unit				1			1		1		1
GigManagement, LLC
Related Party Transaction Line Items
Repayments of related party debt			$ 8,465
Repayment of promissory notes			The promissory note was non-interest bearing, unsecured and was repaid on September 29, 2021.
Founders
Related Party Transaction Line Items
Repayments of related party debt								$ 125,000
Repayment of promissory notes								The promissory note was non-interest bearing, unsecured and was repaid in full on September 28, 2021.
Forfeiture of shares		4,312,500
Sale of common stock price per share							$ 0.0024882				$ 0.0024882
Sale of units in private placement	795,000
Sale of stock price per unit	$ 10							$ 10
Founders | Private Placement
Related Party Transaction Line Items
Sale of common stock price per share							$ 10			$ 10	$ 10
Sale of units in private placement									795,000	795,000
Sale of stock price per unit				$ 10					$ 10
Number of shares of common stock per unit				1			1		1	1	1
Sale of units description									Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).	Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
Exercise price of warrants				$ 11.5					$ 11.5	$ 11.5
Founders | Common Stock
Related Party Transaction Line Items
Sale of common stock, Shares										5,735,000
Proceeds from issuance of unit										$ 25,000
Sale of common stock price per share										$ 0.0043592
Founders | Warrants | Private Placement
Related Party Transaction Line Items
Period after business combination when warrants become exercisable									30 days		30 days
Period after offering when warrants become exercisable									12 months		12 months
Warrants exercisable expiration period after completion of business combination									5 years		5 years
Sale of units description									(or such lesser period depending upon the number of one-month extensions which occur)		(or such lesser period depending upon the number of one-month extensions which occur)
Net cash settlement value of warrants									$ 0		$ 0
Redemption price per warrant				0.01			$ 0.01		$ 0.01		$ 0.01
Minimum period of prior written notice of redemption of warrants									30 days		30 days
Minimum price per share required for redemption of warrants				$ 18			$ 18		$ 18		$ 18
Mr Weightman
Related Party Transaction Line Items
Forfeiture of shares										5,000
Monthly payment for services		$ 2,500
Mr Weightman | Maximum
Related Party Transaction Line Items
Monthly payment for services		$ 15,000
Mr Weightman | Insider Shares Grant Agreements
Related Party Transaction Line Items
Effective date of grant award agreement										Sep. 23, 2021
Common stock issued in consideration for future service		5,000							5,000	5,000	5,000
GigManagement, LLC | Office Space, Administrative Services and Secretarial Support
Related Party Transaction Line Items
Payment to affiliate of sponsor									$ 30,000		$ 30,000
Sponsor | Working Capital Note
Related Party Transaction Line Items
Principal amount													65,000	$ 130,000		$ 65,000	130,000	350,000	$ 65,000	$ 65,000	$ 65,000	$ 65,000	$ 65,000
Sponsor | Extension Notes
Related Party Transaction Line Items
Principal amount												$ 160,000	$ 160,000				$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000
Related Party
Related Party Transaction Line Items
Note Payable to related party							$ 257,492				$ 257,492